Related Party Transactions (Details) - Schedule of Transactions with Related Parties	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Noah Trust (Asia) Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Mr. Kenneth But being one of its directors	Mr. Kenneth But being one of its directors
Nature of transactions	Payroll outsourcing service fee income	Payroll outsourcing service fee income
Related party’s transactions, amount	$ 6,000	$ 768	$ 6,000	$ 6,000
Nebula 360 Services Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Relationship	Raymond, brother of Mr. Lao, being the director	Raymond, brother of Mr. Lao, being the director
Nature of transactions	Employment service fee expense	Employment service fee expense
Related party’s transactions, amount	$ 23,460	$ 3,000